SCHEDULE OF COMPANIES SUBSIDIARIES (Details) (Parenthetical) - True gold consortium pty ltd [member]		1 Months Ended	6 Months Ended	12 Months Ended
		Jul. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Percentage Owned	[1]		51.90%	51.90%
Bottom of range [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Percentage Owned		51.90%
Top of range [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Percentage Owned		52.90%

[1]	Legally owned by Security Matters PTY Ltd. (formerly - Security Matters Limited). On July 2024 ownership in the subsidiary increased from 51.9% to 52.9% , see also note 9 (3).